UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 33-12791 & 811-5069

EquiTrust Variable Insurance Series Fund

(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA	50266-5997
(Address of principal executive offices)	(Zip code)

Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997

(Name and address of agent for service)

Registrant’s telephone number, including area code: 515/225-5400

Date of fiscal year end: December 31, 2007

Date of reporting period: June 30, 2007

Item 1.	Reports to Stockholders.

EquiTrust Variable Insurance Series Fund

SEMI-ANNUAL REPORT

JUNE 30, 2007

5400 University Avenue

West Des Moines, IA 50266

1-877-860-2904

1-515-225-5586

This report is not to be distributed unless preceded or accompanied by a current prospectus.

PRESIDENT’S LETTER

Dear Shareholder:

Equities started 2007 sluggishly but turned in a strong performance for the first half of the year. For the six-month period ended June 30, 2007, the S&P 500 Composite Index (the “S&P 500”) recorded a total return of 6.96%. The Dow Jones Industrial Average (the “Dow”) turned in a commanding performance within domestic stocks, gaining 8.75% for the period. Small-caps, as measured by the Russell 2000 Index, returned a respectable 6.45%. International stocks roared through the first half of 2007 with the developed markets’ MSCI EAFE Index gaining 11.09% and the MSCI Emerging Markets Index recording a total return of 17.75%.

Rising interest rates squeezed fixed-income returns for most U.S. fixed-income benchmarks in the first half of 2007. Because bond values move in the opposite direction of interest rates, a rise in rates consequently leads to lower bond values. On a total return basis, the broad Lehman Brothers U.S. Aggregate Index (the “Aggregate Index”) gained just 0.98% as falling bond values partially offset coupons for the period. Investment grade corporate securities suffered the most from the rise in rates, with the Lehman Brothers U.S. Investment Grade Corporate Index (the “Corporate Index”) gaining just 0.71% for the six months ended June 30, 2007. The Lehman Brothers U.S. Corporate High Yield (the “High Yield Index”) was the best performer among fixed income indices for the period, with a gain of just 2.87%.

Corporate earnings growth and the U.S. economy as a whole have slowed since the end of 2006. However, continued inflation concerns and low unemployment rates have kept the Federal Reserve Board (the “Fed”) from lowering short-term interest rates thus far in 2007. The S&P 500 companies grew earnings just over 8% during the first three months of 2007 and likely around 7% in the second quarter. Both numbers score as average relative to history, but represent a significant slowing from the double-digit gains achieved in the 14 prior quarters. Reflecting a slowing housing market and nominal business investment spending, the U.S. economy expanded at a below-trend level of just under 1% in the first quarter of 2007. It regained momentum in the second quarter, though, growing over 3% and giving the Fed further reason to leave rates alone. As a reminder, the Fed raised the Federal Funds rate to 5.25% in June 2006 and has not changed the benchmark rate since. The implication from the Fed’s inaction is the economy can sufficiently support itself without stimulus from lower borrowing costs. Interestingly, short-term rates are rising world-wide as the central banks in other countries tighten their money supply in order to prevent inflation-inducing growth.

Both the domestic equity and fixed-income markets have demonstrated significant volatility in the last six months, particularly relative to recent periods. The EquiTrust Variable Insurance Series Fund portfolios provide a means of gaining exposure to both these markets. Below is a summary of portfolio and market performance for the six-month period ended June 30, 2007.

Money Market: The interest rates offered by money market funds are closely related to the target rates set by the Federal Open Market Committee (the “FOMC”). The FOMC meets several times throughout the year to determine the target Fed Funds rate, or overnight lending rates between banks. The Fed Funds target rate has been held at 5.25% since the summer of 2006 due to the FOMC’s prediction that the economy would slow to a more sustainable rate of growth with moderate inflation. The U.S. economy did slow significantly during the first half of 2007 with GDP growth at a mere 0.70% for the first quarter, the slowest growth in four years. The Core Consumer Price Index (the ”CPI”), which is the measure of inflation, rose above the FOMC’s target of a 1-2% increase during the first half of the year. CPI, excluding energy and food costs however, appears to have moderated to a level more consistent with the FOMC’s outlook for the economy. Inflation expectations will remain a carefully-watched guide going forward. The sub-prime housing market also remains a concern yet the Committee has decided not to get involved at this time despite the pressure applied by Congress for intervention. The FOMC’s outlook for a soft-landing appears to be materializing in 2007 with the probability for a change in the Fed Funds target rate dwindling. On June 29, 2007, the Money Market Portfolio had a 7-day yield of 4.86%.

High Grade Bond: U.S. Treasury yields rose over the six-month period ended June 30, 2007. During the period, the two-year Treasury yield rose by 5 basis points (“bp”) (.05%) to 5.02%, the ten-year Treasury yield rose by 32 bp (0.32%) to 5.12% and the thirty-year Treasury yield rose by 31 bp (0.31%) to 5.12%.

During the six-month period ended June 30, 2007, the High Grade Bond Portfolio outperformed the Aggregate Index as reflected by the 1.21% total return produced by the Portfolio versus the 0.98% total return produced by the Aggregate Index. The total returns for the major components of the Aggregate Index for this period were as follows: U.S. Fixed Rate Mortgage Backed Securities (38% of the Aggregate Index) 1.05%; U.S. Treasury Securities (23% of the Aggregate Index) 1.01%; and U.S. Investment Grade Credit Securities (22% of the Aggregate Index) 0.76%. The Aggregate Index had an effective duration of 4.70 as of June 30, 2007. In comparison, the Portfolio had approximately 42% of its assets invested in corporate securities, 37% in fixed-rate mortgage backed securities, 14% in cash equivalents and 7% in U.S. Government Agencies. The effective duration of the Portfolio was 4.46. The Portfolio outperformed the Aggregate Index mainly because its overexposure to outperforming cash was more than enough to offset Portfolio’s expenses.

Given the recent increase in Treasury yields, we will be more willing to increase the duration of the Portfolio to be more closely aligned with the Aggregate Index.

Strategic Yield: The High Yield Index produced a return of 2.87% over the six-month reporting period ended June 30, 2007. The option-adjusted spread on the High Yield Index finished the current period at 292 bp (2.92%), which was 22 bp (0.22%) more than at the start of the period. The High Yield Index was helped by a low level of actual defaults and the relative stability in the overall credit quality of the high yield market.

During the six-month reporting period, the Strategic Yield Portfolio produced a total return of 1.72%, lagging that of the High Yield Index but exceeding the 0.71% return of the Corporate Index. The Portfolio’s performance was hindered by having a lower exposure to high yield issues than the High Yield Index as well as its expenses. At the end of the period, the Portfolio had approximately 41% of its assets invested in securities rated investment grade, 40% invested in securities rated high yield by Moody’s or S&P and 19% invested in cash equivalents.

The Portfolio has historically invested in a mix of high yield and investment grade issues attempting to find attractive issues in both markets. As always, we will attempt to seek securities in both the investment grade and non-investment grade markets that we feel offer attractive potential returns for the amount of risk taken.

Managed: The Managed Portfolio returned 4.48% for the six-month period ended June 30, 2007, compared to a gain of 6.96% for the S&P 500. The Portfolio’s equity holdings matched the performance of the S&P 500. Its fixed-income holdings, however, declined with the market-wide rise in longer-maturity interest rates, while the cash position offered only a modest gain.

The offset to the rise in interest rates was that we opportunistically added to the Portfolio’s position of high quality GNMA securities at higher, attractive yields. We still prefer the large-cap segment of the domestic equity market, but the recent back-up in interest rates has made high quality fixed-income positions strong competition for even dividend-paying big-cap stocks.

Value Growth: The Value Growth Portfolio returned 6.94% for the period, falling just short of the S&P 500’s total return of 6.96%. By sector, the S&P 500 achieved its highest gains in the energy, industrials and information technology sectors. Only the financials sector recorded a decline for the period.

The Portfolio likewise achieved strong performance from its energy, industrials and technology exposure. Its gain in the energy sector roughly matched that in the S&P 500, while relative outperformance in its industrials holdings offset a more modest relative return in its technology holdings.

The broad rise in financial assets in recent years has left few opportunities for attractive investments. Domestically, small-cap stocks remain at elevated valuations relative to large-cap stocks. From a world-wide equity standpoint, valuations for non-U.S. stocks have been driven up as well as investors continue to move money towards the returns this segment has recorded in the past five years. This leaves us searching through the attractive valuations of the domestic market’s largest names, e.g. GE, Proctor & Gamble, and Johnson & Johnson. We believe this segment currently provides the most attractive risk-return profile across the universe of global equities.

Blue Chip: The Blue Chip Portfolio passively tracks the direction of the large capitalization equity market. It remains substantially invested in common stocks of large companies and is designed for those investors who prefer substantial exposure to common stocks at all times or who wish to make their own market value judgments. The Portfolio performed in-line with the S&P 500 for the six-month period ended June 30, 2007, gaining 6.91% compared to 6.96% for the S&P 500. Interestingly, the S&P 500’s returns were heavily attributable to its smaller constituents, where the Portfolio has little representation. Instead, the Portfolio’s core position in large- and mega-cap stocks outperformed this segment in the S&P 500 and contributed the most to the Portfolio’s performance for the period.

We appreciate your investment in the Fund and we take seriously our task of seeking to grow and protect that investment. Thank you for continued support of the Fund.

Craig A. Lang

President

July 29, 2007

An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the net asset value of $1.00 per share, it is possible to lose money by investing in the Portfolio.

Past performance is not a guarantee of future results.

EQUITRUST VARIABLE INSURANCE SERIES FUND

June 30, 2007

Value Growth Portfolio

Portfolio Holdings by Industry Sector

High Grade Bond Portfolio

Portfolio Holdings by Credit Quality and Type of Security**

Strategic Yield Portfolio

Portfolio Holdings by Credit Quality and Type of Security**

*	This category may include short-term investments in commercial paper, money market mutual funds and U.S. government agencies, along with cash, receivables, prepaid expenses and other assets, less liabilities.
**	Credit quality as reported by Standard & Poor’s.

EQUITRUST VARIABLE INSURANCE SERIES FUND

June 30, 2007

Managed Portfolio

Portfolio Holdings by Industry Sector

Money Market Portfolio

Portfolio Holdings by Asset Type

Blue Chip Portfolio

Portfolio Holdings by Industry Sector

*	This category may include short-term investments in commercial paper, money market mutual funds and U.S. government agencies, along with cash, receivables, prepaid expenses and other assets, less liabilities.

Expense Example:

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a given Portfolio of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested on January 1, 2007 and held until June 30, 2007.

Actual Expenses –

The first line for each Portfolio in the table below provides information about actual account values and actual expenses for that Portfolio. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the same Portfolio to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes –

The second line for each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of that Portfolio and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Portfolio. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a given Portfolio of the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 1/1/2007	Ending Account Value 6/30/2007	Expenses Paid During Period* 1/1/2007 - 6/30/2007	Annualized Expense Ratio
Value Growth				0.56%
Actual	$1,000	$1,069.43	$2.88
Hypothetical**	$1,000	$1,022.22	$2.81
High Grade Bond				0.43%
Actual	$1,000	$1,012.14	$2.14
Hypothetical**	$1,000	$1,022.88	$2.15
Strategic Yield				0.58%
Actual	$1,000	$1,017.25	$2.89
Hypothetical**	$1,000	$1,022.13	$2.90
Managed				0.54%
Actual	$1,000	$1,044.84	$2.74
Hypothetical**	$1,000	$1,022.32	$2.71
Money Market				0.49%
Actual	$1,000	$1,023.75	$2.46
Hypothetical**	$1,000	$1,022.57	$2.46
Blue Chip				0.29%
Actual	$1,000	$1,069.12	$1.50
Hypothetical**	$1,000	$1,023.55	$1.47
*	Expenses are equal to the Annualized Expense Ratio as shown in the table for each Portfolio, multiplied by the average account value over the period, multiplied by 182 days divided by 367 to reflect the one-half year period.
**	Hypothetical examples are based on a 5% return before expenses.

EQUITRUST VARIABLE INSURANCE SERIES FUND

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2007

(Unaudited)

	Value Growth Portfolio	High Grade Bond Portfolio	Strategic Yield Portfolio	Managed Portfolio	Money Market Portfolio	Blue Chip Portfolio
ASSETS

Investments in securities, at value (cost — $58,775,412; $42,334,574; $42,998,573; $84,979,965; $17,293,391; and $63,608,895, respectively)	$68,976,081	$41,844,209	$43,096,770	$96,727,391	$17,293,391	$94,975,134
Cash	—	—	—	—	21,339	—
Receivables:
Accrued dividends and interest	73,541	373,984	517,746	223,444	22,366	86,360
Fund shares sold	673	44,233	50,209	15,033	131,002	5,842
Investment securities sold	566,568	—	—	797,186	—	—
Prepaid expense and other assets	1,634	962	1,012	2,313	207	2,247

Total Assets	69,618,497	42,263,388	43,665,737	97,765,367	17,468,305	95,069,583

LIABILITIES

Payables:
Fund shares redeemed	74,637	92,275	48,345	85,052	26,431	80,969
Investment securities purchased	137,202	—	—	209,070	—	—
Dividends	—	—	—	—	4,858	—
Accrued expenses	13,196	9,308	9,928	16,230	4,851	17,213

Total Liabilities	225,035	101,583	58,273	310,352	36,140	98,182

NET ASSETS	$69,393,462	$42,161,805	$43,607,464	$97,455,015	$17,432,165	$94,971,401

ANALYSIS OF NET ASSETS

Paid-in Capital	$56,946,348	$42,664,575	$45,588,103	$81,847,651	$17,432,165	$68,738,367
Accumulated undistributed net investment income	922,455	—	—	1,936,347	—	888,597
Accumulated undistributed net realized gain (loss) from investment transactions	1,323,990	(12,405)	(2,078,836)	1,923,591	—	(6,021,802)
Net unrealized appreciation (depreciation) of investments	10,200,669	(490,365)	98,197	11,747,426	—	31,366,239

NET ASSETS	$69,393,462	$42,161,805	$43,607,464	$97,455,015	$17,432,165	$94,971,401

Shares issued and outstanding as of June 30, 2007	4,536,953	4,229,131	4,815,933	6,153,011	17,432,165	2,230,563
NET ASSET VALUE PER SHARE	$15.30	$9.97	$9.05	$15.84	$1.00	$42.58

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

STATEMENTS OF OPERATIONS

Six Months Ended June 30, 2007

(Unaudited)

	Value Growth Portfolio	High Grade Bond Portfolio	Strategic Yield Portfolio	Managed Portfolio	Money Market Portfolio	Blue Chip Portfolio
INVESTMENT INCOME

Dividends	$876,431	$9,776	$48,107	$1,157,648	$—	$966,260
Interest	235,690	1,152,630	1,452,462	1,038,244	305,435	55,645
Less foreign tax withholding	(2,062)	—	—	(2,802)	—	—

Total Investment Income	1,110,059	1,162,406	1,500,569	2,193,090	305,435	1,021,905

EXPENSES

Paid to EquiTrust Investment Management Services, Inc.:
Investment advisory and management fees	150,609	60,366	94,689	213,597	14,479	91,267
Accounting fees	15,081	10,061	10,521	14,880	2,896	15,046
Custodial fees	3,711	3,566	3,977	4,421	4,751	3,390
Professional fees	6,396	4,302	4,422	8,481	2,248	8,415
Trustees’ fees and expenses	2,728	1,624	1,698	3,856	548	3,728
Insurance and bonds	1,120	655	692	1,578	136	1,537
Miscellaneous	7,973	5,608	5,684	9,950	3,437	9,944

Total Expenses	187,618	86,182	121,683	256,763	28,495	133,327
Fees paid indirectly	(14)	(8)	(9)	(20)	(4)	(19)

Net Expenses	187,604	86,174	121,674	256,743	28,491	133,308

Net Investment Income	922,455	1,076,232	1,378,895	1,936,347	276,944	888,597

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from investment transactions	1,088,015	(2,703)	(11,153)	1,546,401	—	24
Change in unrealized appreciation (depreciation) of investments	2,507,767	(602,922)	(627,773)	690,760	—	5,297,036

Net Gain (Loss) on Investments	3,595,782	(605,625)	(638,926)	2,237,161	—	5,297,060

Net Increase in Net Assets Resulting from Operations	$4,518,237	$470,607	$739,969	$4,173,508	$276,944	$6,185,657

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Value Growth Portfolio		High Grade Bond Portfolio		Strategic Yield Portfolio
	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
OPERATIONS

Net investment income	$922,455	$1,163,459	$1,076,232	$1,872,291	$1,378,895	$2,345,363
Net realized gain (loss) from investment transactions	1,088,015	3,278,691	(2,703)	11,739	(11,153)	192,090
Change in unrealized appreciation (depreciation) of investments	2,507,767	2,698,622	(602,922)	(117,348)	(627,773)	59,718

Net Increase in Net Assets Resulting from Operations	4,518,237	7,140,772	470,607	1,766,682	739,969	2,597,171

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM

Net investment income	(1,163,459)	(836,213)	(1,076,232)	(1,872,291)	(1,378,895)	(2,345,363)
Net realized gain from investment transactions	(2,257,123)	—	(21,030)	—	—	—

Total Dividends and Distributions	(3,420,582)	(836,213)	(1,097,262)	(1,872,291)	(1,378,895)	(2,345,363)
CAPITAL SHARE TRANSACTIONS	2,583,571	(815,694)	3,417,239	4,530,988	2,765,351	4,161,889

Total Increase in Net Assets	3,681,226	5,488,865	2,790,584	4,425,379	2,126,425	4,413,697

NET ASSETS

Beginning of period	65,712,236	60,223,371	39,371,221	34,945,842	41,481,039	37,067,342

End of period (including accumulated undistributed net investment income as set forth below)	$69,393,462	$65,712,236	$42,161,805	$39,371,221	$43,607,464	$41,481,039

Accumulated Undistributed Net Investment Income	$922,455	$1,163,459	$—	$—	$—	$—

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Managed Portfolio		Money Market Portfolio		Blue Chip Portfolio
	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
OPERATIONS

Net investment income	$1,936,347	$2,642,530	$276,944	$331,846	$888,597	$1,750,924
Net realized gain (loss) from investment transactions	1,546,401	4,225,459	—	—	24	1,052,194
Change in unrealized appreciation (depreciation) of investments	690,760	3,188,122	—	—	5,297,036	10,911,429

Net Increase in Net Assets Resulting from Operations	4,173,508	10,056,111	276,944	331,846	6,185,657	13,714,547

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM

Net investment income	(2,642,530)	(1,836,551)	(276,944)	(331,846)	(1,750,924)	(1,635,261)
Net realized gain from investment transactions	(3,999,345)	(4,783,738)	—	—	—	—

Total Dividends and Distributions	(6,641,875)	(6,620,289)	(276,944)	(331,846)	(1,750,924)	(1,635,261)
CAPITAL SHARE TRANSACTIONS	6,127,504	6,991,954	8,875,183	2,269,352	275,561	(4,319,584)

Total Increase in Net Assets	3,659,137	10,427,776	8,875,183	2,269,352	4,710,294	7,759,702

NET ASSETS

Beginning of period	93,795,878	83,368,102	8,556,982	6,287,630	90,261,107	82,501,405

End of period (including accumulated undistributed net investment income as set forth below)	$97,455,015	$93,795,878	$17,432,165	$8,556,982	$94,971,401	$90,261,107

Accumulated Undistributed Net Investment Income	$1,936,347	$2,642,530	$—	$—	$888,597	$1,750,924

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

VALUE GROWTH PORTFOLIO

June 30, 2007

(Unaudited)

	Shares Held	Value

COMMON STOCKS (88.19%)
APPAREL AND OTHER TEXTILE PRODUCTS (0.31%)
Jones Apparel Group, Inc.	7,500	$211,875

BUSINESS SERVICES (4.99%)
Compuware Corp. (1)	16,050	190,353
eBay, Inc. (1)	13,135	422,684
Electronic Data Systems Corp.	5,745	159,309
First Data Corp.	3,520	114,998
Intuit, Inc. (1)	11,555	347,574
Microsoft Corp.	37,205	1,096,431
Oracle Corp. (1)	25,000	492,750
Symantec Corp. (1)	28,002	565,640
Western Union Co.	3,520	73,322

		3,463,061
CHEMICALS AND ALLIED PRODUCTS (11.54%)
Abbott Laboratories	8,000	428,400
Amgen, Inc. (1)	6,265	346,392
Colgate-Palmolive Co.	5,355	347,272
Dow Chemical Co.	5,330	235,693
E.I. du Pont de Nemours & Co.	14,655	745,060
GlaxoSmithKline PLC	5,500	288,035
Johnson & Johnson	18,830	1,160,305
KV Pharmaceutical Co.-Class A (1)	12,700	345,948
Mylan Laboratories, Inc.	10,205	185,629
Novartis AG	5,700	319,599
Pfizer, Inc.	54,021	1,381,317
Procter & Gamble Co.	11,480	702,461
Schering-Plough Corp.	14,980	455,991
Teva Pharmaceutical Industries, Ltd.	17,691	729,754
Wyeth	5,835	334,579

		8,006,435
COMMUNICATIONS (2.82%)
Alltel Corp.	5,700	385,035
Comcast Corp.-Class A (1)	18,765	527,672
Sprint Nextel Corp.	33,013	683,699
Verizon Communications, Inc.	8,800	362,296

		1,958,702
DEPOSITORY INSTITUTIONS (7.00%)
Bank of America Corp.	23,154	1,131,999
Bank of New York Co., Inc.	19,271	798,590
Citigroup, Inc.	23,183	1,189,056
National City Corp.	6,830	227,576
New York Community Bancorp., Inc.	23,156	394,115
Regions Financial Corp.	9,273	306,936
U. S. Bancorp.	9,135	300,998
Wachovia Corp.	9,950	509,938

		4,859,208

	Shares Held	Value

ELECTRIC, GAS AND SANITARY SERVICES (3.69%)
Atmos Energy Corp.	11,267	$338,686
CMS Energy Corp.	28,300	486,760
Helmerich & Payne	14,600	517,132
Pepco Holdings, Inc.	16,200	456,840
Pinnacle West Capital Corp.	9,200	366,620
Xcel Energy, Inc.	19,405	397,220

		2,563,258
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (8.00%)
Adaptec, Inc. (1)	43,100	164,211
ADC Telecommunications, Inc. (1)	18,205	333,698
Cisco Systems, Inc. (1)	30,600	852,210
ECI Telecom, Ltd. (1)	10,000	91,500
Emerson Electric Co.	4,600	215,280
General Electric Co.	75,330	2,883,632
Helen of Troy, Ltd. (1)	8,966	242,082
Intel Corp.	17,500	415,800
JDS Uniphase Corp. (1)	12,750	171,233
Qualcomm, Inc.	4,200	182,238

		5,551,884
FABRICATED METAL PRODUCTS (0.88%)
Illinois Tool Works, Inc.	11,255	609,908

FOOD AND KINDRED PRODUCTS (4.05%)
Anheuser-Busch Cos., Inc.	9,930	517,949
Coca-Cola Co. (The)	16,170	845,853
Coca-Cola Enterprises, Inc.	17,485	419,640
General Mills, Inc.	4,110	240,106
Kraft Foods, Inc.	2,948	103,917
PepsiCo, Inc.	10,510	681,574

		2,809,039
FOOD STORES (0.47%)
Kroger Co.	11,686	328,727

GENERAL MERCHANDISE STORES (1.95%)
Target Corp.	13,790	877,044
Wal-Mart Stores, Inc.	9,835	473,162

		1,350,206
HEALTH SERVICES (0.89%)
Health Management Associates, Inc.	30,000	340,800
Lifepoint Hospitals, Inc. (1)	7,163	277,065

		617,865
HOLDING AND OTHER INVESTMENT OFFICES (0.61%)
H & Q Life Sciences Investors	31,363	424,655

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

VALUE GROWTH PORTFOLIO (continued)

	Shares Held	Value

INDUSTRIAL MACHINERY AND EQUIPMENT (6.08%)
3M Co.	14,430	$1,252,380
Deere & Co.	1,990	240,273
EMC Corp. (1)	53,600	970,160
Hewlett-Packard Co.	6,000	267,720
Ingersoll-Rand Co., Ltd.-Class A	25,600	1,403,392
Solectron Corp. (1)	22,500	82,800

		4,216,725
INSTRUMENTS AND RELATED PRODUCTS (5.52%)
Agilent Technologies, Inc. (1)	7,000	269,080
Becton Dickinson & Co.	8,826	657,537
Boston Scientific Corp. (1)	4,770	73,172
Danaher Corp.	2,400	181,200
Excel Technology, Inc. (1)	6,600	184,404
Medtronic, Inc.	15,340	795,532
Stryker Corp.	7,030	443,523
Thermo Fisher Scientific, Inc. (1)	16,352	845,725
Zimmer Holdings, Inc. (1)	4,480	380,307

		3,830,480
INSURANCE AGENTS, BROKERS AND SERVICE (0.50%)
Arthur J. Gallagher & Co.	12,365	344,736

INSURANCE CARRIERS (3.32%)
Allstate Corp.	4,910	302,014
American International Group, Inc.	9,740	682,092
MBIA, Inc.	4,690	291,812
MetLife, Inc.	7,595	489,726
Safeco Corp.	3,223	200,664
WellPoint, Inc. (1)	4,222	337,042

		2,303,350
METAL MINING (1.72%)
Barrick Gold Corp.	24,946	725,180
Newmont Mining Corp.	12,000	468,720

		1,193,900
MOTION PICTURES (1.41%)
News Corp.-Class A	17,040	361,418
Time Warner, Inc.	29,390	618,366

		979,784
MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.85%)
United Parcel Service, Inc.-Class B	5,675	414,275
Werner Enterprises, Inc.	8,805	177,421

		591,696
NONDEPOSITORY INSTITUTIONS (0.78%)
Federal Home Loan Mortgage Corp.	4,900	297,430
SLM Corp.	4,275	246,155

		543,585
OIL AND GAS EXTRACTION (5.54%)
Anadarko Petroleum Corp.	9,700	504,303

	Shares Held	Value

Apache Corp.	5,200	$424,268
Baker Hughes, Inc.	6,200	521,606
BJ Services Co.	11,500	327,060
Noble Corp.	4,300	419,336
Occidental Petroleum Co.	9,500	549,860
Rowan Cos., Inc.	16,900	692,562
Weatherford Intl, Inc. (1)	7,300	403,252

		3,842,247
PAPER AND ALLIED PRODUCTS (1.43%)
Abitibi Consolidated, Inc. (1)	92,600	272,244
Kimberly-Clark Corp.	10,720	717,061

		989,305
PERSONAL SERVICES (0.77%)
Cintas Corp.	13,560	534,671

PETROLEUM AND COAL PRODUCTS (4.06%)
BP PLC	6,000	432,840
Chevron Corp.	14,100	1,187,784
ConocoPhillips	15,257	1,197,675

		2,818,299
PRIMARY METAL INDUSTRIES (0.47%)
Northwest Pipe Co. (1)	9,085	323,153

PRINTING AND PUBLISHING (1.05%)
Belo Corp.-Series A	14,835	305,453
R.R. Donnelley & Sons Co.	8,110	352,866
Tribune Co.	2,305	67,767

		726,086
RAILROAD TRANSPORTATION (0.36%)
Union Pacific Corp.	2,155	248,148

RETAIL — DRUG STORES AND PROPRIETARY STORES (0.45%)
Walgreen Co.	7,200	313,488

RETAIL — HOME FURNITURE AND FURNISHINGS STORES (0.36%)
Bed Bath & Beyond, Inc. (1)	7,010	252,290

RETAIL — LUMBER & OTHER BUILDING MATERIALS DEALERS (0.69%)
Lowe’s Companies, Inc.	15,690	481,526

SECURITY AND COMMODITY BROKERS (1.59%)
Adams Express Co.	59,500	885,955
Ameriprise Financial, Inc.	3,380	214,867

		1,100,822
TOBACCO PRODUCTS (0.43%)
Altria Group, Inc.	4,260	298,796

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

VALUE GROWTH PORTFOLIO (continued)

	Shares Held	Value

TRANSPORTATION EQUIPMENT (3.03%)
Federal Signal Corp.	13,300	$210,938
Honeywell International, Inc.	23,500	1,322,580
ITT Industries, Inc.	8,370	571,504

		2,105,022
WHOLESALE TRADE — NONDURABLE GOODS (0.58%)
SYSCO Corp.	12,130	400,169

Total Common Stocks (Cost $50,992,432)		61,193,101

SHORT-TERM INVESTMENTS (11.21%)
MONEY MARKET MUTUAL FUND (0.20%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $141,902)	141,902	141,902

	Principal Amount
COMMERCIAL PAPER (3.39%)
NONDEPOSITORY INSTITUTIONS
American General Finance Corp., 5.30%, due 07/10/07	$1,000,000	1,000,000
General Electric Capital Corp., 5.26%, due 07/19/07	1,000,000	1,000,000
HSBC Finance Corp., 5.28%, due 07/23/07	350,000	350,000

Total Commercial Paper (Cost $2,350,000)		2,350,000

UNITED STATES GOVERNMENT AGENCIES (7.62%)
Federal Farm Credit Bank, due 07/02/07	1,200,000	1,199,656
Federal Farm Credit Bank, due 07/25/07	1,000,000	996,468
Federal Home Loan Bank Corp., due 07/06/07	1,100,000	1,099,060
Federal Home Loan Mortgage Corp., due 07/16/07	1,200,000	1,197,263
Federal National Mortgage Assoc., due 07/12/06	800,000	798,631

Total United States Government Agencies (Cost $5,291,078)		5,291,078

Total Short-Term Investments (Cost $7,782,980)		7,782,980

Total Investments (99.40%) (Cost $58,775,412)		68,976,081

	Principal Amount	Value

OTHER ASSETS LESS LIABILITIES (0.60%)
Cash, receivables, prepaid expense and other assets, less liabilities		$417,381

Total Net Assets (100.00%)		$69,393,462

(1)	Non-income producing securities.

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

HIGH GRADE BOND PORTFOLIO

June 30, 2007

(Unaudited)

	Principal Amount	Value

CORPORATE BONDS (41.36%)
DEPOSITORY INSTITUTIONS (11.44%)
Comerica Bank, 5.20%, due 08/22/17	$1,000,000	$930,130
Fifth Third Bancorp, 5.45%, due 01/15/17	1,000,000	967,230
Huntington National Bank, 5.50%, due 02/15/16	700,000	671,377
PNC Preferred FD, 144A, 6.517%, due 12/31/49 (1)	1,500,000	1,525,230
Washington Mutual Bank, 5.65%, due 08/15/14	750,000	729,225

		4,823,192
ELECTRIC, GAS AND SANITARY SERVICES (7.73%)
Maritime & NE Pipeline, 144A, 7.70%, due 11/30/19 (1)	700,000	765,205
Oglethorpe Power Corp., 6.974%, due 06/30/11	748,000	767,194
PacifiCorp, 6.90%, due 11/15/11	750,000	789,420
Westar Energy, Inc., 5.15%, due 01/01/17	1,000,000	935,350

		3,257,169
FOOD AND KINDRED PRODUCTS (2.31%)
Diageo Capital PLC, 4.375%, due 05/03/10	1,000,000	972,510

FOOD STORES (1.53%)
Ahold Finance USA, Inc., 8.25%, due 07/15/10	600,000	645,000

FURNITURE AND FIXTURES (1.20%)
Steelcase, Inc., 6.50%, due 08/15/11	500,000	506,910

HOLDING AND OTHER INVESTMENT OFFICES (3.12%)
Security Capital Pacific, 7.20%, due 03/01/13	275,000	288,002
Washington REIT, 5.25%, due 01/15/14	700,000	673,540
Washington REIT, 6.898%, due 02/25/18	350,000	353,490

		1,315,032
INSURANCE CARRIERS (5.59%)
Prudential Financial, Inc., 6.10%, due 06/15/17	1,500,000	1,515,765
SunAmerica, Inc., 8.125%, due 04/28/23	700,000	839,335

		2,355,100

	Principal Amount	Value

SECURITY AND COMMODITY BROKERS (4.86%)
Goldman Sachs Group, Inc., 5.125%, due 01/15/15	$900,000	$857,736
Morgan Stanley-Series MTNC, 5.125%, due 02/11/19	1,300,000	1,192,997

		2,050,733
TOBACCO PRODUCTS (1.83%)
UST, Inc., 7.25%, due 06/01/09	750,000	773,603

TRANSPORTATION — BY AIR (1.42%)
Continental Airlines, Inc., 6.545%, due 08/02/20	389,652	394,464
Federal Express, 7.50%, due 01/15/18	189,738	203,625

		598,089
TRANSPORTATION EQUIPMENT (0.33%)
Ford Motor Co., 9.215%, due 09/15/21	150,000	138,000

Total Corporate Bonds (Cost $17,433,504)		17,435,338

MORTGAGE-BACKED SECURITIES (31.67%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (9.22%)
Pool # G02648, 5.50%, due 12/01/36	1,469,345	1,418,103
Pool # 3023, 5.50%, due 08/01/35	1,537,851	1,511,952
Pool # 3051, 5.50%, due 10/01/25	1,000,000	955,020

		3,885,075
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (4.18%)
Pool # 50276, 9.50%, due 02/01/20	851	931
Pool # 256103, 5.50%, due 02/01/26	858,914	838,490
Pool # 897144, 6.00%, due 09/01/36	934,265	924,936

		1,764,357
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (18.27%)
Pool # 1512, 7.50%, due 12/01/23	16,544	17,253
Pool # 2631, 7.00%, due 08/01/28	21,313	22,172
Pool # 2658, 6.50%, due 10/01/28	39,963	40,863
Pool # 2701, 6.50%, due 01/01/29	50,059	51,191
Pool # 2796, 7.00%, due 08/01/29	38,719	40,279
Pool # 3039, 6.50%, due 02/01/31	15,845	16,191
Pool # 3040, 7.00%, due 02/01/31	26,004	27,038
Pool # 3188, 6.50%, due 02/01/32	93,246	95,201
Pool # 3239, 6.50%, due 05/01/32	88,052	89,899
Pool # 3261, 6.50%, due 07/01/32	169,310	172,861
Pool # 3320, 5.50%, due 12/01/32	700,444	680,478

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

HIGH GRADE BOND PORTFOLIO (continued)

	Principal Amount	Value

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (18.27%) — continued
Pool # 3333, 5.50%, due 01/01/33	$578,308	$561,692
Pool # 3375, 5.50%, due 04/01/33	87,241	84,734
Pool # 3390, 5.50%, due 05/01/33	384,611	373,561
Pool # 3403, 5.50%, due 06/01/33	648,333	629,705
Pool # 3458, 5.00%, due 10/01/33	567,819	536,037
Pool # 3499, 5.00%, due 01/01/34	882,965	833,241
Pool # 3556, 5.50%, due 05/01/34	900,250	874,102
Pool # 3623, 5.00%, due 10/01/34	1,458,934	1,376,774
Pool # 22630, 6.50%, due 08/01/28	22,682	23,193
Pool # 276337, 10.00%, due 08/01/19	5,528	6,137
Pool # 643816, 6.00%, due 07/01/25	1,152,588	1,150,741

		7,703,343

Total Mortgage-Backed Securities (Cost $13,731,313)		13,352,775

UNITED STATES GOVERNMENT AGENCIES (12.21%)
Federal Home Loan Bank, 5.50%, due 05/18/15	1,000,000	981,631
Federal Home Loan Mortgage Corp., 4.65%, due 10/10/13	1,000,000	954,600
Federal National Mortgage Assoc., 5.55%, due 06/08/15	1,000,000	983,882
Federal National Mortgage Assoc., 6.00%, due 11/09/15	300,000	298,458
Government National Mortgage Assoc., 5.00%, due 05/01/30	1,000,000	973,405
Government National Mortgage Assoc., 5.50%, due 07/01/32	1,000,000	955,701

Total United States Government Agencies (Cost $5,261,338)		5,147,677

SHORT-TERM INVESTMENTS (14.01%)
COMMERCIAL PAPER (3.38%)
FOOD AND KINDRED PRODUCTS (2.25%)
Coca-Cola Enterprises, Inc., 144A, due 07/17/07 (1)	950,000	947,631

NONDEPOSITORY INSTITUTIONS (1.13%)
American General Finance, 5.28%, due 07/13/07	275,000	275,000
HSBC Finance Corp., 5.28%, due 07/11/07	200,000	200,000

		475,000

Total Commercial Paper (Cost $1,422,631)		1,422,631

	Principal Amount	Value

UNITED STATES GOVERNMENT AGENCIES (10.17%)
Federal Home Loan Bank, due 07/06/07	$500,000	$499,573
Federal Home Loan Bank, due 07/11/07	800,000	798,749
Federal Home Loan Bank, due 07/13/07	800,000	798,513
Federal Home Loan Bank, due 07/20/07	1,000,000	997,155
Federal National Mortgage Assoc., due 07/24/07	1,200,000	1,195,893

Total United States Government Agencies (Cost $4,289,883)		4,289,883

	Shares Held
MONEY MARKET MUTUAL FUND (0.46%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $195,905)	195,905	195,905

Total Short-Term Investments (Cost $5,908,419)		5,908,419

Total Investments (99.25%) (Cost $42,334,574)		41,844,209

OTHER ASSETS LESS LIABILITIES (0.75%)
Cash, receivables, prepaid expense and other assets, less liabilities		317,596

Total Net Assets (100.00%)		$42,161,805

(1)	Restricted Securities:
PNC Preferred FD, was purchased at 100.000 on 11/29/06. As of 06/30/07, the carrying value of each unit was 101.682, representing $1,525,230 or 3.62% of total net assets.
Maritime & NE Pipeline was purchased at 104.481 on 04/20/01. As of 06/30/07, the carrying value of each unit was 109.315, representing $765,205 or 1.81% of total net assets.
Coca-Cola Enterprises, Inc., was purchased at 99.721 on 06/28/07. As of 06/30/07, the carrying value of each unit was 99.751, representing $947,631 or 2.25% of total net assets.
As of 06/30/07, the carrying value of all restricted securities was $3,238,066 or 7.68% of total net assets.

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

STRATEGIC YIELD PORTFOLIO

June 30, 2007

(Unaudited)

	Shares Held	Value

PREFERRED STOCKS (1.91%)
DEPOSITORY INSTITUTIONS
Sovereign Capital Trust V, 7.75% (Cost $800,000)	32,000	$831,680

	Principal Amount
CORPORATE BONDS (59.51%)
APPAREL AND ACCESSORY STORES (3.28%)
Woolworth (FW) Corp., 8.50%, due 01/15/22	$1,400,000	1,431,500

CHEMICALS AND ALLIED PRODUCTS (5.43%)
Chemtura Corp., 6.875%, due 06/01/16	1,700,000	1,623,500
Nova Chemicals, Ltd., 7.875%, due 09/15/25	800,000	746,000

		2,369,500
DEPOSITORY INSTITUTIONS (3.50%)
PNC Preferred FD, 144A, 6.517%, due 12/31/49 (1)	1,500,000	1,525,230

ELECTRIC, GAS AND SANITARY SERVICES (3.13%)
ESI Tractebel, 7.99%, due 12/30/11	264,000	269,302
Semco Energy, Inc., 7.125%, due 05/15/08	900,000	906,750
Waterford 3 Nuclear Power Plant, 8.09%, due 01/02/17	187,287	190,746

		1,366,798
FURNITURE AND FIXTURES (3.02%)
Steelcase, Inc., 6.50%, due 08/15/11	1,300,000	1,317,966

HOLDING AND OTHER INVESTMENT OFFICES (17.91%)
Federal Realty Investment Trust, 7.48%, due 08/15/26	600,000	648,064
First Industrial LP, 7.60%, due 07/15/28	700,000	757,603
First Industrial LP, 7.75%, due 04/15/32	500,000	553,525
HRPT Properties, 6.25%, due 08/15/16	1,075,000	1,085,610
Hospitality Properties Trust, 6.75%, due 02/15/13	1,300,000	1,339,221
iStar Financial, Inc., 7.00%, due 03/15/08	300,000	304,629

	Principal Amount	Value

iStar Financial, Inc.-Series B, 5.70%, due 03/01/14	$1,171,000	$1,137,041
Price Development Co., 7.29%, due 03/11/08	112,500	113,015
Rouse Company, LP (The), 5.375%, due 11/26/13	2,000,000	1,870,940

		7,809,648
INSURANCE CARRIERS (1.56%)
PXRE Capital Trust, 8.85%, due 02/01/27	670,000	680,050

MOTION PICTURES (2.13%)
Time Warner, Inc., 8.375%, due 03/15/23	800,000	927,296

OIL & GAS FIELD EXPLORATION SERVICES (2.28%)
Sabine Pass LNG LP., 144A, 7.50%, due 11/30/16 (1)	1,000,000	992,500

PAPER AND ALLIED PRODUCTS (6.63%)
Bowater, Inc., 9.375%, due 12/15/21	900,000	864,000
Cascades, Inc., 7.25%, due 02/15/13	1,000,000	982,500
Potlatch Corp., 13.00%, due 12/01/09	900,000	1,045,125

		2,891,625
TRANSPORTATION — BY AIR (2.72%)
Continental Airlines, Inc., 7.461%, due 10/01/16	1,164,771	1,186,028

WATER TRANSPORTATION (5.07%)
Overseas Shipholding Group, Inc., 8.75%, due 12/01/13	1,100,000	1,199,000
Windsor Petroleum Transportation, 144A, 7.84%, due 01/15/21 (1)	1,000,000	1,011,630

		2,210,630
WHOLESALE TRADE — NONDURABLE GOODS (2.85%)
Safeway, Inc., 7.45%, due 09/15/27	1,200,000	1,241,352

Total Corporate Bonds (Cost $25,728,640)		25,950,123

MORTGAGE-BACKED SECURITIES (12.08%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (8.04%)
Pool # G02648, 5.50%, due 12/01/36	1,469,345	1,418,103
Pool # 3023, 5.50%, due 08/01/35	1,153,389	1,133,964
Pool # 3051, 5.50%, due 10/01/25	1,000,000	955,020

		3,507,087

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

STRATEGIC YIELD PORTFOLIO (continued)

	Principal Amount	Value

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (4.04%)
Pool # 256103, 5.50%, due 02/01/26	$858,914	$838,490
Pool # 897144, 6.00%, due 09/01/36	934,265	924,936

		1,763,426

Total Mortgage-Backed Securities (Cost $5,387,393)		5,270,513

UNITED STATES GOVERNMENT AGENCIES (6.10%)
Federal Home Loan Bank, 5.50%, due 05/18/15	1,000,000	981,631
Federal National Mortgage Assoc., 5.55%, due 06/08/15	1,000,000	983,882
Federal National Mortgage Assoc., 6.00%, due 11/09/15	700,000	696,401

Total United States Government Agencies (Cost $2,700,000)		2,661,914

SHORT-TERM INVESTMENTS (19.23%)
COMMERCIAL PAPER (7.05%)
FOOD AND KINDRED PRODUCTS (3.21%)
Coca-Cola Enterprises, Inc., 144A, due 07/06/07 (1)	1,400,000	1,398,766

NONDEPOSITORY INSTITUTIONS (3.84%)
American Express Credit Corp., 5.26%, due 07/10/07	275,000	275,000
General Electric Capital Corp., 5.26%, due 07/10/07	200,000	200,000
General Electric Capital Corp., 5.27%, due 07/10/07	200,000	200,000
HSBC Finance Corp., 5.27%, due 07/19/07	1,000,000	1,000,000

		1,675,000

Total Commercial Paper (Cost $3,073,766)		3,073,766

UNITED STATES GOVERNMENT AGENCIES (11.90%)
Federal Farm Credit Bank, due 07/25/07	1,100,000	1,096,115
Federal Home Loan Mortgage Corp., due 07/02/07	1,000,000	999,712
Federal Home Loan Mortgage Corp., due 07/16/07	1,100,000	1,097,499
Federal National Mortgage Assoc., due 07/13/2007	1,000,000	998,147

	Principal Amount	Value

Federal National Mortgage Assoc., due 07/31/2007	$1,000,000	$995,615

Total United States Government Agencies (Cost $5,187,088)		5,187,088

	Shares Held
MONEY MARKET MUTUAL FUND (0.28%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $121,686)	121,686	121,686

Total Short-Term Investments (Cost $8,382,540)		8,382,540

Total Investments (98.83%) (Cost $42,998,573)		43,096,770

OTHER ASSETS LESS LIABILITIES (1.17%)
Cash, receivables, prepaid expense and other assets, less liabilities		510,694

Total Net Assets (100.00%)		$43,607,464

(1)	Restricted Securities:
PNC Preferred FD, was purchased at 100.000 on 11/29/2006. As of 06/30/07, the carrying value of each unit was 101.682, representing $1,525,230 or 3.50% of total net assets.
Sabine Pass LNG, LP., was purchased at 100.000 on 11/01/2006. As of 06/30/07, the carrying value of each unit was 99.250, representing $992,500 or 2.28% of total net assets.
Windsor Petroleum Transportation was purchased at 80.500 on 08/26/99. As of 06/30/07, the carrying value of each unit was 101.163, representing $1,011,630 or 2.32% of total net assets.
Coca-Cola Enterprises, Inc., was purchased at 99.561 on 06/06/07. As of 06/30/07, the carrying value of each unit was 99.912, representing $1,398,766 or 3.21% of total net assets.
As of 06/30/07, the carrying value of all restricted securities was $4,928,126 or 11.31% of total net assets.

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

MANAGED PORTFOLIO

June 30, 2007

(Unaudited)

	Shares Held	Value

COMMON STOCKS (60.97%)
APPAREL AND OTHER TEXTILE PRODUCTS (0.28%)
Jones Apparel Group, Inc.	9,600	$271,200

BUSINESS SERVICES (0.54%)
Electronic Data Systems Corp.	7,500	207,975
Microsoft Corp.	10,800	318,276

		526,251
CHEMICALS AND ALLIED PRODUCTS (9.69%)
Abbott Laboratories	19,800	1,060,290
Amgen, Inc. (1)	3,900	215,631
Colgate-Palmolive Co.	7,430	481,836
Dow Chemical Co.	13,965	617,533
E.I. du Pont de Nemours & Co.	16,475	837,589
GlaxoSmithKline PLC	4,700	246,139
Johnson & Johnson	26,662	1,642,913
KV Pharmaceutical Co.-Class A (1)	12,600	343,224
Mylan Laboratories, Inc.	11,890	216,279
Novartis Ag .	8,060	451,924
Pfizer, Inc.	67,204	1,718,406
Procter & Gamble Co.	12,225	748,048
Schering-Plough Corp.	15,700	477,908
Teva Pharmaceutical Industries, Ltd.	9,399	387,709

		9,445,429
COMMUNICATIONS (1.87%)
Comcast Corp.-Class A (1) .	13,590	382,151
Sprint Nextel Corp.	46,171	956,201
Verizon Communications, Inc.	11,800	485,806

		1,824,158
DEPOSITORY INSTITUTIONS (4.92%)
Bank of America Corp.	19,272	942,208
Bank of New York Co., Inc.	11,229	465,330
Citigroup, Inc.	19,822	1,016,670
National City Corp.	8,695	289,717
New York Community Bancorp., Inc.	44,834	763,075
Regions Financial Corp.	13,974	462,539
U. S. Bancorp.	12,895	424,890
Wachovia Corp.	8,328	426,810

		4,791,239
ELECTRIC, GAS AND SANITARY SERVICES (5.15%)
Atmos Energy Corp.	38,252	1,149,855
Pepco Holdings, Inc.	40,600	1,144,920
Pinnacle West Capital Corp.	24,200	964,370
Tortoise Energy Capital Corp.	41,665	1,252,033
Xcel Energy, Inc.	24,690	505,404

		5,016,582

	Shares Held	Value

ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (5.48%)
Cisco Systems, Inc. (1)	20,100	$559,785
Emerson Electric Co.	1,600	74,880
General Electric Co.	106,965	4,094,620
Helen of Troy, Ltd. (1)	12,334	333,018
Intel Corp.	11,900	282,744

		5,345,047
FABRICATED METAL PRODUCTS (0.56%)
Illinois Tool Works, Inc.	10,155	550,300

FOOD AND KINDRED PRODUCTS (2.05%)
Anheuser-Busch Cos., Inc.	11,995	625,659
Coca-Cola Co. (The)	10,380	542,978
Kraft Foods, Inc.	2,799	98,665
PepsiCo, Inc.	11,320	734,102

		2,001,404
GENERAL MERCHANDISE STORES (1.31%)
Target Corp.	4,760	302,736
Wal-Mart Stores, Inc.	20,290	976,152

		1,278,888
HEALTH SERVICES (0.89%)
Health Management Associates, Inc.	47,700	541,872
Lifepoint Hospitals, Inc. (1)	8,429	326,034

		867,906
HOLDING AND OTHER INVESTMENT OFFICES (0.75%)
iShares MSCI Japan Index	34,030	494,456
H & Q Life Sciences Investors	17,360	235,054

		729,510
INDUSTRIAL MACHINERY AND EQUIPMENT (3.27%)
3M Co.	20,305	1,762,271
Hewlett-Packard Co.	6,900	307,878
Ingersoll-Rand Co., Ltd.-Class A	20,444	1,120,740

		3,190,889
INSTRUMENTS AND RELATED PRODUCTS (1.84%)
Becton Dickinson & Co.	6,235	464,508
Stryker Corp.	7,190	453,617
Thermo Fisher Scientific, Inc. (1)	7,840	405,485
Zimmer Holdings, Inc. (1)	5,500	466,895

		1,790,505
INSURANCE AGENTS, BROKERS AND SERVICE (0.50%)
Arthur J. Gallagher & Co.	17,455	486,645

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

MANAGED PORTFOLIO (continued)

	Shares Held	Value

INSURANCE CARRIERS (2.28%)
Allstate Corp.	7,140	$439,181
American International Group, Inc.	6,170	432,085
MetLife, Inc.	9,755	629,002
Safeco Corp.	4,693	292,186
WellPoint, Inc. (1)	5,328	425,334

		2,217,788
METAL MINING (2.43%)
Barrick Gold Corp.	57,916	1,683,618
Newmont Mining Corp.	17,500	683,550

		2,367,168
MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.50%)
United Parcel Service, Inc.-Class B	6,720	490,560

NONDEPOSITORY CREDIT INSTITUTIONS (0.30%)
SLM Corp.	5,095	293,370

OIL AND GAS EXTRACTION (4.66%)
Anadarko Petroleum Corp.	13,700	712,263
Apache Corp.	6,700	546,653
Baker Hughes, Inc.	8,700	731,931
Occidental Petroleum Co.	22,250	1,287,830
Rowan Cos., Inc.	16,700	684,366
Weatherford International, Inc. (1)	10,500	580,020

		4,543,063
PAPER AND ALLIED PRODUCTS (1.43%)
Abitibi Consolidated, Inc. (1)	133,500	392,490
Kimberly-Clark Corp.	15,015	1,004,354

		1,396,844
PERSONAL SERVICES (0.78%)
Cintas Corp.	19,235	758,436

PETROLEUM AND COAL PRODUCTS (2.50%)
BP PLC	8,100	584,334
ConocoPhillips	23,570	1,850,245

		2,434,579
PIPELINES, EXCEPT NATURAL GAS (1.35%)
Kinder Morgan Management LLC (1)	25,298	1,312,966

PRINTING AND PUBLISHING (0.95%)
Belo Corp.-Series A	17,370	357,648
R.R. Donnelley & Sons Co.	10,925	475,347
Tribune Co.	3,119	91,699

		924,694
RAILROAD TRANSPORTATION (0.32%)
Union Pacific Corp.	2,710	312,057

RETAIL — DRUG STORES AND PROPRIETARY STORES (0.37%)
Walgreen Co.	8,300	361,382

	Shares Held	Value

RETAIL — LUMBER & OTHER BUILDING MATERIAL DEALERS (0.24%)
Lowe’s Companies	7,525	$230,942

TOBACCO PRODUCTS (0.29%)
Altria Group, Inc.	4,045	283,716

TRANSPORTATION EQUIPMENT (2.89%)
Federal Signal Corp.	36,400	577,304
Honeywell International, Inc.	27,400	1,542,072
ITT Industries, Inc.	10,190	695,773

		2,815,149
WHOLESALE TRADE — NONDURABLE GOODS (0.58%)
SYSCO Corp.	17,085	563,634

Total Common Stocks (Cost $47,236,970)		59,422,301

	Principal Amount
MORTGAGE-BACKED SECURITIES (2.20%)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
Pool # 2796, 7.00%, due 08/01/29	$58,078	60,419
Pool # 3040, 7.00%, due 02/01/31	32,506	33,797
Pool # 3188, 6.50%, due 02/01/32	93,246	95,201
Pool # 3239, 6.50%, due 05/01/32	147,468	150,561
Pool # 3333, 5.50%, due 01/01/33	253,010	245,740
Pool # 3403, 5.50%, due 06/01/33	204,377	198,505
Pool # 3442, 5.00%, due 09/01/33	855,208	807,341
Pool # 3459, 5.50%, due 10/01/33	569,858	553,485

Total Mortgage-Backed Securities (Cost $2,203,258) .		2,145,049

UNITED STATES GOVERNMENT AGENCIES (26.77%)
Federal National Mortgage Assoc., 6.00%, due 11/09/15	975,000	969,988
Government National Mortgage Assoc., 5.00%, due 09/01/23	700,000	681,490
Government National Mortgage Assoc., 5.50%, due 05/01/24	2,000,000	1,934,048
Government National Mortgage Assoc., 5.00%, due 05/01/29	1,000,000	932,386
Government National Mortgage Assoc., 5.00%, due 09/01/29	600,000	585,070
Government National Mortgage Assoc., 5.00%, due 05/01/30	1,560,000	1,518,512
Government National Mortgage Assoc., 5.00%, due 04/01/31	1,500,000	1,462,423
Government National Mortgage Assoc., 5.00%, due 06/01/31	1,300,000	1,252,754

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

MANAGED PORTFOLIO (continued)

	Principal Amount	Value

UNITED STATES GOVERNMENT AGENCIES (26.77%) — continued
Government National Mortgage Assoc., 5.00%, due 01/01/32	$1,064,000	$994,843
Government National Mortgage Assoc., 5.50%, due 02/01/32	1,300,000	1,298,267
Government National Mortgage Assoc., 5.00%, due 07/01/32	500,000	471,265
Government National Mortgage Assoc., 5.50%, due 07/01/32	2,250,000	2,150,327
Government National Mortgage Assoc., 5.50%, due 11/01/32	2,000,000	1,969,666
Government National Mortgage Assoc., 5.50%, due 02/01/33	2,500,000	2,361,555
Government National Mortgage Assoc., 5.00%, due 05/01/33	780,000	732,872
Government National Mortgage Assoc., 5.00%, due 06/01/33	1,693,200	1,606,342
Government National Mortgage Assoc., 3.47%, due 04/01/34	363,431	349,791
Government National Mortgage Assoc., 4.00%, due 10/01/34	686,565	657,197
Government National Mortgage Assoc., 5.50%, due 12/01/34	2,000,000	1,884,638
Government National Mortgage Assoc., 5.25%, due 01/01/35	1,000,000	933,301
Government National Mortgage Assoc., 5.50%, due 06/01/36	1,448,667	1,337,114

Total United States Government Agencies (Cost $26,463,545)		26,083,849

SHORT-TERM INVESTMENTS (9.31%)
COMMERCIAL PAPER (2.92%)
DEPOSITORY INSTITUTIONS (1.02%)
Citigroup CP, 5.28%, due 07/30/07	1,000,000	1,000,000

FOOD AND KINDRED PRODUCTS (0.26%)
Coca Cola Enterprises, 144A due 07/10/07 (2)	250,000	249,633

INSURANCE CARRIERS (0.46%)
Prudential Funding LLC., 5.23%, due 07/05/07	250,000	250,000
Prudential Funding LLC., 5.26%, due 07/16/07	200,000	200,000

		450,000

	Principal Amount	Value

NONDEPOSITORY INSTITUTIONS (1.18%)
American Express Credit Corp., 5.28%, due 08/03/07	$650,000	$650,000
General Electric Capital Corp., 5.25%, due 07/12/07	500,000	500,000

		1,150,000

Total Commercial Paper (Cost $2,849,633)		2,849,633

UNITED STATES GOVERNMENT AGENCIES (6.24%)
Federal Farm Credit Bank, due 07/26/07	1,100,000	1,095,934
Federal Home Loan Bank, due 07/09/07	1,000,000	998,715
Federal Home Loan Mortgage Corp., due 07/05/07	500,000	499,642
Federal Home Loan Mortgage Corp., due 07/05/07	500,000	499,642
Federal Home Loan Mortgage Corp., due 07/16/07	900,000	897,953
Federal National Mortgage Assoc., due 07/12/07	700,000	698,799
Federal National Mortgage Assoc., due 07/20/07	1,000,000	997,147
Federal National Mortgage Assoc., due 07/23/07	900,000	897,044

Total United States Government Agencies (Cost $6,085,234)		6,085,234

	Shares Held
MONEY MARKET MUTUAL FUND (0.15%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $141,325) .	141,325	141,325

Total Short-Term Investments (Cost $9,076,192)		9,076,192

Total Investments (99.25%) (Cost $84,979,965)		96,727,391

OTHER ASSETS LESS LIABILITIES (0.75%)
Cash, receivables, prepaid expense and other assets, less liabilities		727,624

Total Net Assets (100.00%)		$97,455,015

(1)	Non-income producing securities.
(2)	Restricted Security:
Coca-Cola Enterprises, Inc., was purchased at 99.794 on 06/26/07. As of 06/30/07, the carrying value of each unit was 99.853, representing $249,633 or 0.26% of total net assets.

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

MONEY MARKET PORTFOLIO

June 30, 2007

(Unaudited)

	Annualized Yield on Purchase Date	Principal Amount	Value

SHORT-TERM INVESTMENTS (99.21%)
COMMERCIAL PAPER (30.84%)
FOOD AND KINDRED PRODUCTS (4.56%)
Coca-Cola Enterprises, Inc., 144A, due 07/06/07 (1)	5.379%	$250,000	$249,779
Coca-Cola Enterprises, Inc., 144A, due 08/09/07 (1)	5.387	250,000	248,533
Coca-Cola Enterprises, Inc., 144A, due 08/28/07 (1)	5.392	300,000	297,408

			795,720

INSURANCE CARRIERS (4.16%)
Prudential Funding LLC, 5.249%, due 07/05/07	5.249	225,000	225,000
Prudential Funding LLC, 5.213%, due 07/20/07	5.213	250,000	250,000
Prudential Funding LLC, 5.232%, due 08/01/07	5.232	250,000	250,000

			725,000

NONDEPOSITORY INSTITUTIONS (17.53%)
American Express Credit Corp., 5.271%, due 07/24/07	5.271	240,000	240,000
American Express Credit Corp., 5.246%, due 08/14/07	5.246	300,000	300,000
American Express Credit Corp., 5.278%, due 08/22/07	5.278	250,000	250,000
American General Finance Corp., 5.264%, due 07/17/07	5.264	300,000	300,000
American General Finance Corp., 5.267%, due 08/03/07	5.267	250,000	250,000
American General Finance Corp., 5.268%, due 08/30/07	5.268	300,000	300,000
General Electric Capital Corp., 5.250%, due 07/10/07	5.250	390,000	390,000
General Electric Capital Corp., 5.289%, due 07/25/07	5.289	250,000	250,000
General Electric Capital Corp., 5.275%, due 08/16/07	5.275	225,000	225,000
HSBC Finance Corp., 5.258%, due 07/06/07	5.258	250,000	250,000
HSBC Finance Corp., 5.273%, due 07/20/07	5.273	300,000	300,000

			3,055,000

PETROLEUM AND COAL PRODUCTS (4.59%)
Chevron Corp., 5.235%, due 07/19/07	5.235	300,000	300,000
Chevron Corp., 5.212%, due 07/31/07	5.212	250,000	250,000
Chevron Corp., 5.217%, due 08/07/07	5.217	250,000	250,000

			800,000

Total Commercial Paper (Cost $5,375,720)			5,375,720

UNITED STATES GOVERNMENT AGENCIES (68.37%)
Federal Farm Credit Bank, due 07/05/07	5.181	275,000	274,805
Federal Farm Credit Bank, due 07/11/07	5.187	300,000	299,532
Federal Farm Credit Bank, due 07/23/07	5.173	300,000	299,025
Federal Farm Credit Bank, due 07/25/07	5.170	200,000	199,294
Federal Farm Credit Bank, due 07/26/07	5.208	300,000	298,891
Federal Home Loan Bank, due 07/11/07	5.234	275,000	274,567
Federal Home Loan Bank, due 07/18/07	5.207	600,000	598,463
Federal Home Loan Bank, due 07/26/07	5.222	250,000	249,074
Federal Home Loan Bank, due 07/27/07	5.213	500,000	498,079
Federal Home Loan Bank, due 08/02/07	5.208	275,000	273,711
Federal Home Loan Bank, due 08/08/07	5.206	250,000	248,617
Federal Home Loan Bank, due 08/17/07	5.236	250,000	248,290
Federal Home Loan Bank, due 08/23/07	5.194	250,000	248,094

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

MONEY MARKET PORTFOLIO (continued)

	Annualized Yield on Purchase Date	Principal Amount	Value

UNITED STATES GOVERNMENT AGENCIES (68.37%) — continued
Federal Home Loan Bank, due 08/24/07	5.238%	$275,000	$272,846
Federal Home Loan Bank, due 08/29/07	5.245	250,000	247,863
Federal Home Loan Bank, due 08/31/07	5.241	325,000	322,132
Federal Home Loan Mortgage Corp., due 07/09/07	5.210	300,000	299,615
Federal Home Loan Mortgage Corp., due 07/16/07	5.216	350,000	349,202
Federal Home Loan Mortgage Corp., due 07/23/07	5.215	225,000	224,263
Federal Home Loan Mortgage Corp., due 07/30/07	5.199	500,000	497,873
Federal Home Loan Mortgage Corp., due 08/06/07	5.216	250,000	248,685
Federal Home Loan Mortgage Corp., due 08/10/07	5.260	250,000	248,532
Federal Home Loan Mortgage Corp., due 08/13/07	5.243	250,000	248,430
Federal Home Loan Mortgage Corp., due 08/21/07	5.203	250,000	248,161
Federal Home Loan Mortgage Corp., due 08/27/07	5.232	200,000	198,351
Federal Home Loan Mortgage Corp., due 09/04/07	5.272	300,000	297,167
Federal Home Loan Mortgage Corp., due 09/10/07	5.236	300,000	296,933
Federal Home Loan Mortgage Corp., due 09/17/07	5.278	300,000	296,611
Federal National Mortgage Assoc., due 07/02/07	5.216	700,000	699,800
Federal National Mortgage Assoc., due 07/03/07	5.257	300,000	299,870
Federal National Mortgage Assoc., due 07/12/07	5.222	600,000	598,972
Federal National Mortgage Assoc., due 07/13/07	5.225	350,000	349,350
Federal National Mortgage Assoc., due 07/25/07	5.243	375,000	373,658
Federal National Mortgage Assoc., due 08/14/07	5.231	150,000	149,039
Federal National Mortgage Assoc., due 08/15/07	5.223	225,000	223,529
Federal National Mortgage Assoc., due 08/20/07	5.228	400,000	397,099
Federal National Mortgage Assoc., due 09/05/07	5.262	275,000	272,369
Federal National Mortgage Assoc., due 09/26/07	5.243	250,000	246,879

Total United States Government Agencies (Cost $11,917,671)			11,917,671

Total Short-Term Investments (Cost $17,293,391)			17,293,391

OTHER ASSETS LESS LIABILITIES (0.79%)
Cash, receivables, prepaid expense and other assets, less liabilities			138,774

Total Net Assets (100.00%)			$17,432,165

(1)	Restricted Securities:
Three Coca-Cola Enterprises, Inc. securities were purchased at 99.138 on 05/08/07, 99.180 on 6/14/07, and 99.092 on 06/27/07. As of 06/30/07, the carrying value of each was 99.912, 99.413, and 99.136, respectively. As of 06/30/07, the combined carrying value was $795,720 or 4.56% of total net assets.

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

BLUE CHIP PORTFOLIO

June 30, 2007

(Unaudited)

	Shares Held	Value

COMMON STOCKS (97.99%)
BUSINESS SERVICES (4.04%)
Microsoft Corp.	91,883	$2,707,792
Oracle Corp. (1)	57,149	1,126,407

		3,834,199
CHEMICALS AND ALLIED PRODUCTS (14.03%)
Abbott Laboratories	24,755	1,325,630
Amgen, Inc. (1)	17,835	986,097
Bristol-Myers Squibb Co.	35,343	1,115,425
Dow Chemical Co.	10,505	464,531
E.I. du Pont de Nemours & Co.	15,756	801,035
Eli Lilly & Co.	17,662	986,953
Johnson & Johnson	42,710	2,631,790
Merck & Co., Inc.	28,348	1,411,730
Pfizer, Inc.	44,377	1,134,720
Procter & Gamble Co.	40,222	2,461,184

		13,319,095
COMMUNICATIONS (5.06%)
AT&T, Inc.	34,855	1,446,483
CBS Corp.-Class B	12,084	402,639
Citadel Broadcasting Corp.	2,771	17,873
Comcast Corp.-Class A (1)	33,054	929,478
Verizon Communications	36,562	1,505,258
Viacom, Inc.-Class B (1)	12,084	503,057

		4,804,788
DEPOSITORY INSTITUTIONS (10.14%)
Bank of America Corp.	45,666	2,232,611
Citigroup, Inc.	48,341	2,479,410
J. P. Morgan Chase & Co.	46,325	2,244,446
Wachovia Corp.	25,460	1,304,825
Wells Fargo Co.	39,005	1,371,806

		9,633,098
EATING AND DRINKING PLACES (2.71%)
McDonald’s Corp.	50,717	2,574,395

ELECTRIC, GAS AND SANITARY SERVICES (3.64%)
Dominion Resources, Inc.	11,370	981,345
Exelon Corp.	24,105	1,750,023
Southern Co.	21,215	727,462

		3,458,830
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (7.86%)
Cisco Systems, Inc. (1)	61,023	1,699,491
General Electric Co.	72,106	2,760,218
Intel Corp.	57,041	1,355,294
Motorola, Inc.	37,189	658,245

	Shares Held	Value

Texas Instruments, Inc.	26,461	$995,727

		7,468,975
FOOD AND KINDRED PRODUCTS (4.06%)
Anheuser Busch Cos., Inc.	11,202	584,296
Coca-Cola Co. (The)	25,859	1,352,684
Kraft Foods, Inc.	26,424	931,446
PepsiCo, Inc.	15,208	986,239

		3,854,665
FORESTRY (0.52%)
Weyerhaeuser Co.	6,270	494,891

GENERAL MERCHANDISE STORES (2.12%)
Wal-Mart Stores, Inc.	41,773	2,009,699

INDUSTRIAL MACHINERY AND EQUIPMENT (9.54%)
3M Co.	17,453	1,514,746
Applied Materials, Inc.	23,520	467,342
Caterpillar, Inc.	28,044	2,195,845
Dell, Inc. (1)	30,585	873,202
EMC Corp. (1)	37,308	675,275
Hewlett-Packard Co.	40,454	1,805,057
International Business Machines Corp.	14,526	1,528,861

		9,060,328
INSURANCE CARRIERS (2.74%)
American International Group, Inc.	37,204	2,605,396

MOTION PICTURES (2.39%)
Disney (Walt) Co.	36,092	1,232,181
Time Warner, Inc.	49,492	1,041,312

		2,273,493
NONDEPOSITORY INSTITUTIONS (4.30%)
American Express Co.	51,742	3,165,576
Federal National Mortgage Assoc.	14,090	920,500

		4,086,076
PETROLEUM AND COAL PRODUCTS (9.47%)
Chevron Corp.	38,610	3,252,506
Exxon Mobil Corp.	68,376	5,735,379

		8,987,885
PRIMARY METAL INDUSTRIES (1.29%)
Alcoa, Inc.	30,278	1,227,167

RETAIL — LUMBER & OTHER BUILDING MATERIALS DEALERS (1.06%)
Home Depot, Inc.	25,393	999,215

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

BLUE CHIP PORTFOLIO (continued)

	Shares Held	Value

SECURITY AND COMMODITY BROKERS (0.69%)
Ameriprise Financial, Inc.	10,349	$657,886

TOBACCO PRODUCTS (2.82%)
Altria Group, Inc.	38,185	2,678,296

TRANSPORTATION EQUIPMENT (9.51%)
Boeing Co. (The)	31,442	3,023,463
General Motors Corp.	16,365	618,597
Honeywell International, Inc.	37,264	2,097,218
United Technologies Corp.	46,457	3,295,195

		9,034,473

Total Common Stocks (Cost $61,696,611)		93,062,850

SHORT-TERM INVESTMENTS (2.02%)
MONEY MARKET MUTUAL FUND (0.23%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $215,484)	215,484	215,484

	Principal Amount
COMMERCIAL PAPER (0.53%)
NONDEPOSITORY INSTITUTIONS
American Express Credit Corp. 5.27%, due 07/17/07	$275,000	275,000
American General Finance Corp., 5.27%, due 07/13/07	225,000	225,000

Total Commercial Paper (Cost $500,000)		500,000

UNITED STATES GOVERNMENT AGENCIES (1.26%)
Federal Home Loan Bank, due 07/06/07	150,000	149,872
Federal Home Loan Bank, due 07/27/07	275,000	273,941
Federal National Mortgage Assoc., due 07/02/07	150,000	149,957
Federal National Mortgage Assoc., due 07/11/07	225,000	224,648
Federal National Mortgage Assoc., due 07/23/07	200,000	199,344
Federal National Mortgage Assoc., due 08/03/07	200,000	199,038

Total United States Government Agencies (Cost $1,196,800)		1,196,800

	Principal Amount	Value

Total Short-Term Investments (Cost $1,912,284)		$1,912,284

Total Investments (100.01%) (Cost $63,608,895)		94,975,134

OTHER ASSETS LESS LIABILITIES (-0.01%)
Cash, receivables, prepaid expense and other assets, less liabilities		(3,733)

Total Net Assets (100.00%)		$94,971,401

(1)	Non-income producing securities.

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2007

(Unaudited)

1.	Significant Accounting Policies

Organization

EquiTrust Variable Insurance Series Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end diversified management investment company, or mutual fund. The Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. The Fund currently consists of six portfolios (known as the Value Growth, High Grade Bond, Strategic Yield, Managed, Money Market and Blue Chip Portfolios). Shares of the Fund are sold only to certain life insurance companies’ separate accounts to fund the benefits under variable insurance contracts issued by such life insurance companies, including Farm Bureau Life Insurance Company and EquiTrust Life Insurance Company (see Note 3).

Security Valuation

All Portfolios, other than the Money Market Portfolio, value their investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Trustees. Short-term investments are valued at market value, except that obligations maturing in 90 days or less are valued using the amortized cost method of valuation described below with respect to the Money Market Portfolio, which approximates market value.

The Money Market Portfolio values investments at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the Portfolio.

Income and Investment Transactions

For financial reporting purposes, investment transactions are recorded on the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Dividend income is recorded on the ex-dividend date and interest is recognized on an accrual basis. Discounts and premiums on investments purchased are amortized over the life of the respective investments.

Dividends and Distributions to Shareholders

On each day that the net asset value per share is calculated in the High Grade Bond and Strategic Yield Portfolios, that Portfolio’s net investment income will be declared, as of the close of the New York Stock Exchange, as a dividend to shareholders of record prior to the declaration. With respect to the Money Market Portfolio, each day the net asset value per share is calculated, net investment income and any realized gains and losses from investment transactions will be declared, as of the close of the New York Stock Exchange, as a dividend to shareholders of record prior to the declaration. With respect to the High Grade Bond and Strategic Yield Portfolios, any net short-term and long-term gains will be declared and distributed periodically, but in no event less frequently than annually. Dividends and distributions of the other Portfolios are recorded on the ex-dividend date. Dividends and distributions from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for certain basis adjustments resulting from a taxable spin-off and taxable mergers. Permanent book and tax basis differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

EQUITRUST VARIABLE INSURANCE SERIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

1.	Significant Accounting Policies (continued)

Dividends and distributions which exceed current and accumulated earnings and profits for federal income tax purposes are reported as return of capital distributions.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

Under the Fund’s organizational documents, its present and past officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. At the discretion of the Board of Trustees, employees and agents may also be indemnified. In addition, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

New Accounting Pronouncements

Effective January 1, 2007 the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not determined to meet the more-likely-than-not threshold would be recorded as a benefit or expense in the current year. The adoption of FIN 48 during the current fiscal year resulted in no impact to the financial statements. The Fund is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for tax years prior to 2003.

In September 2006, the FASB issued Statement on Financial Accounting Standards No. 157 “Fair Value Measurements” (SFAS 157). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those financial statements. As of June 30, 2007, the Fund does not believe the adoption of SFAS 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

2.	Federal Income Taxes

No provision for federal income taxes is considered necessary because the Fund is qualified as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

EQUITRUST VARIABLE INSURANCE SERIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

2.	Federal Income Taxes (continued)

As of June 30, 2007, the following Portfolios had approximate net capital loss carryforwards set forth below:

	Portfolio
Net Capital Loss Carryforwards Expire In:	High Grade Bond	Strategic Yield	Blue Chip
2010	$—	$1,497,000	$728,000
2011	—	571,000	4,672,000
2012	—	—	556,000
2013	—	—	60,000
2015	12,000	11,000	6,000

	$12,000	$2,079,000	$6,022,000

For the six month period ended June 30, 2007, the Portfolios did not utilize any of their previous capital loss carryforwards.

As of June 30, 2007, the components of accumulated earnings and capital gains (losses) on a tax basis were identical to those reported in the statements of assets and liabilities, except as follows:

	Portfolio
	Value Growth	Strategic Yield	Managed
Undistributed ordinary income	$922,455	$7,750	$1,936,347
Undistributed capital gains	1,135,832	—	1,762,821
Accumulated capital losses	—	(2,078,836)	—
Net unrealized appreciation of investments	10,388,827	98,197	11,908,196
Other timing differences	—	(7,750)	—

Total accumulated earnings	$12,447,114	$(1,980,639)	$15,607,364

Differences between book and tax amounts are primarily attributable to taxable spin-offs, mergers and corporate inversions. Additionally, the Strategic Yield Portfolio held a trust preferred security which accrues income for tax purposes and not financial reporting purposes.

3.	Management Contract and Transactions with Affiliates

The Fund has entered into agreements with EquiTrust Investment Management Services, Inc. (“EquiTrust Investment”) relating to the management of the Portfolios and the investment of their assets. Pursuant to these agreements, fees paid to EquiTrust Investment are as follows: (1) annual investment advisory and management fees, which are based on each Portfolio’s average daily net assets as follows: Value Growth Portfolio — 0.45%; High Grade Bond Portfolio — 0.30%; Strategic Yield Portfolio — 0.45%; Managed Portfolio — 0.45%; Money Market Portfolio — 0.25% ; and Blue Chip Portfolio — 0.20%, and (2) accounting fees, which are based on each Portfolio’s daily net assets at an annual rate of 0.05%, with a maximum per Portfolio annual expense of $30,000.

The Fund has entered into an agreement with EquiTrust Investment whereby EquiTrust Investment also serves as the Fund’s shareholder service, transfer and dividend disbursing agent. EquiTrust Marketing Services, LLC serves as the principal underwriter and distributor. There are no fees paid by the Fund associated with these services.

EQUITRUST VARIABLE INSURANCE SERIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

3.	Management Contract and Transactions with Affiliates (continued)

EquiTrust Investment has agreed to reimburse the Portfolios annually for total expenses (excluding brokerage, interest, taxes and extraordinary expenses) in excess of 1.50% of each Portfolio’s average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fee paid by the Portfolio for such period. During the six month period ended June 30, 2007, EquiTrust Investment further agreed to reimburse any Portfolio, to the extent that annual operating expenses, including the investment advisory fee, exceed 0.65%. For the six month period ended June 30, 2007, no expense reimbursements were made to the Fund by EquiTrust Investment.

Certain officers and trustees of the Fund are also officers of EquiTrust Investment, Farm Bureau Life Insurance Company and other affiliated entities. As of June 30, 2007, the total number of the shares of each Portfolio owned by Farm Bureau Life Insurance Company, EquiTrust Life Insurance Company and related separate accounts were as follows:

Portfolio	Shares
Value Growth	4,435,731
High Grade Bond	3,785,637
Strategic Yield	4,146,180
Managed	5,810,972
Money Market	12,251,883
Blue Chip	2,151,146

4.	Expense Offset Arrangements

The Fund and other mutual funds managed by EquiTrust Investment have an agreement with the custodian banks to indirectly pay a portion of the custodians’ fees through credits earned by the Funds’ cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statements of operations.

5.	Capital Share Transactions

Transactions in shares of beneficial interest for each Portfolio were as follows:

	Shares Sold		Shares Issued In Reinvestment of Dividends and Distributions		Shares Redeemed		Net Increase (Decrease)
Portfolio	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Six month period ended June 30, 2007:
Value Growth	171,764	$2,547,728	238,535	$3,420,582	227,969	$3,384,739	182,330	$2,583,571
High Grade Bond	434,246	4,382,636	108,756	1,097,262	204,283	2,062,659	338,719	3,417,239
Strategic Yield	407,290	3,737,229	150,219	1,378,895	255,839	2,350,773	301,670	2,765,351
Managed	211,542	3,310,959	438,408	6,641,875	244,380	3,825,330	405,570	6,127,504
Money Market	32,386,886	32,386,886	247,157	247,157	23,758,860	23,758,860	8,875,183	8,875,183
Blue Chip	77,126	3,169,351	43,697	1,750,924	113,006	4,644,714	7,817	275,561

Year ended December 31, 2006:
Value Growth	255,896	$3,609,647	60,639	$836,213	373,100	$5,261,554	(56,565)	$(815,694)
High Grade Bond	596,516	5,992,257	186,353	1,872,291	332,120	3,333,560	450,749	4,530,988
Strategic Yield	717,781	6,518,284	258,257	2,345,363	518,599	4,701,758	457,439	4,161,889
Managed	468,970	7,173,849	445,511	6,620,289	442,686	6,802,184	471,795	6,991,954
Money Market	36,344,869	36,344,869	276,847	276,847	34,352,364	34,352,364	2,269,352	2,269,352
Blue Chip	101,702	3,765,368	46,259	1,635,261	264,053	9,720,213	(116,092)	(4,319,584)

EQUITRUST VARIABLE INSURANCE SERIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

6.	Investment Transactions

For the six month period ended June 30, 2007, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. Government securities) by Portfolio, were as follows:

Portfolio	Purchases	Sales
Value Growth	$6,858,555	$5,097,676
High Grade Bond	1,498,350	332,832
Strategic Yield	1,915,040	2,878,422
Managed	9,001,479	5,557,187
Blue Chip	—	34

The basis of the Fund’s investments in securities and the net unrealized appreciation (depreciation) of investments for U.S. federal income tax purposes as of June 30, 2007, by Portfolio, was composed of the following:

Portfolio	Tax Cost of Investments in Securities	Gross Unrealized		Net Unrealized Appreciation (Depreciation) of Investments
		Appreciation	Depreciation
Value Growth	$58,587,254	$13,516,602	$3,127,775	$10,388,827
High Grade Bond	42,334,574	262,200	752,565	(490,365)
Strategic Yield	42,998,573	715,563	617,366	98,197
Managed	84,819,195	14,484,045	2,575,849	11,908,196
Blue Chip	63,608,895	36,739,839	5,373,600	31,366,239

The basis for U.S. federal income tax purposes and financial reporting purposes for investments in the Money Market Portfolio is the same and is equal to the underlying investments’ carrying value.

7.	Dividends and Distributions to Shareholders

Dividends from net investment income for the following Portfolios are declared daily and were payable on the last business day of the month as follows:

	Portfolio
Payable Date	High Grade Bond	Strategic Yield	Money Market
January 31, 2007	$0.0479	$0.0587	$0.0041
February 28, 2007	0.0450	0.0622	0.0037
March 30, 2007	0.0425	0.0434	0.0039
April 30, 2007	0.0458	0.0446	0.0040
May 31, 2007	0.0437	0.0473	0.0041
June 29, 2007	0.0426	0.0426	0.0038

Total dividends per share	$0.2675	$0.2988	$0.0236

EQUITRUST VARIABLE INSURANCE SERIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

7.	Dividends and Distributions to Shareholders (continued)

In addition, dividends and distributions to shareholders from net investment income and net realized gain on investment transactions were paid during the six month period ended June 30, 2007 for the following Portfolios:

Ordinary Income Dividends:

Portfolio	Declaration Date	Record Date	Payable Date	Amount Per Share
Value Growth	1/17/07	1/17/07	1/18/07	$0.2670
Managed	1/17/07	1/17/07	1/18/07	0.4611
Blue Chip	1/17/07	1/17/07	1/18/07	0.7877

Capital Gains Distributions:

Portfolio	Declaration Date	Record Date	Payable Date	Amount Per Share
Value Growth	1/17/07	1/17/07	1/18/07	$0.5181
High Grade	1/17/07	1/17/07	1/18/07	0.0054
Managed	1/17/07	1/17/07	1/18/07	0.6979

EQUITRUST VARIABLE INSURANCE SERIES FUND

FINANCIAL HIGHLIGHTS

Period ended June 30, 2007 (Unaudited) and

Years Ended December 31, 2006, 2005, 2004, 2003 and 2002

	Value Growth Portfolio							High Grade Bond Portfolio
	2007		2006	2005	2004	2003	2002	2007		2006	2005	2004	2003	2002
Net asset value, beginning of period	$15.09		$13.65	$12.98	$11.76	$9.14	$10.39	$10.12		$10.16	$10.38	$10.42	$10.39	$10.08
Income From Investment Operations
Net investment income	0.20		0.27	0.19	0.15	0.12	0.14	0.27		0.51	0.47	0.45	0.47	0.50
Net gains (losses) on securities (both realized and unrealized)	0.80		1.36	0.63	1.20	2.64	(1.20)	(0.14)		(0.04)	(0.20)	—	0.08	0.32

Total from investment operations	1.00		1.63	0.82	1.35	2.76	(1.06)	0.13		0.47	0.27	0.45	0.55	0.82

Less Distributions
Dividends (from net investment income)	(0.27)		(0.19)	(0.15)	(0.13)	(0.14)	(0.19)	(0.27)		(0.51)	(0.47)	(0.45)	(0.47)	(0.50)
Distributions (from capital gains)	(0.52)		—	—	—	—	—	(0.01)		—	(0.02)	(0.04)	(0.05)	(0.01)

Total distributions	(0.79)		(0.19)	(0.15)	(0.13)	(0.14)	(0.19)	(0.28)		(0.51)	(0.49)	(0.49)	(0.52)	(0.51)

Net asset value, end of period	$15.30		$15.09	$13.65	$12.98	$11.76	$9.14	$9.97		$10.12	$10.16	$10.38	$10.42	$10.39

Total Return:
Total investment return based on net asset value (1)	6.94%		12.07%	6.41%	11.53%	30.68%	(10.43)%	1.21%		4.78%	2.65%	4.30%	5.43%	8.37%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$69,393		$65,712	$60,223	$58,354	$52,812	$40,953	$42,162		$39,371	$34,946	$29,980	$26,659	$24,984
Ratio of total expenses to average net assets	0.56	%(2)	0.58%	0.58%	0.58%	0.63%	0.59%	0.43	%(2)	0.44%	0.45%	0.45%	0.49%	0.46%
Ratio of net expenses to average net assets	0.56	%(2)	0.58%	0.58%	0.58%	0.63%	0.59%	0.43	%(2)	0.44%	0.45%	0.45%	0.49%	0.46%
Ratio of net investment income to average net assets	2.76	%(2)	1.88%	1.42%	1.22%	1.26%	1.46%	5.34	%(2)	5.08%	4.63%	4.34%	4.51%	4.92%
Portfolio turnover rate	9	%(3)	30%	18%	17%	17%	15%	6	%(3)	17%	12%	26%	28%	22%

Note: Net investment income per share amounts have been calculated based on average shares outstanding for the period.

(1)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, redemption on the last day of the period, and is not annualized for periods less than one year.

(2)	Computed on an annualized basis.

(3)	Not annualized.

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Strategic Yield Portfolio							Managed Portfolio
	2007		2006	2005	2004	2003	2002	2007		2006	2005	2004	2003	2002
Net asset value, beginning of period	$9.19		$9.14	$9.37	$9.13	$8.75	$8.90	$16.32		$15.80	$15.67	$14.73	$12.34	$13.00
Income From Investment Operations
Net investment income	0.30		0.55	0.53	0.55	0.63	0.62	0.32		0.49	0.35	0.27	0.30	0.34
Net gains (losses) on securities (both realized and unrealized)	(0.14)		0.05	(0.23)	0.24	0.38	(0.15)	0.36		1.28	0.32	0.97	2.43	(0.57)

Total from investment operations	0.16		0.60	0.30	0.79	1.01	0.47	0.68		1.77	0.67	1.24	2.73	(0.23)

Less Distributions
Dividends (from net investment income)	(0.30)		(0.55)	(0.53)	(0.55)	(0.63)	(0.62)	(0.46)		(0.37)	(0.27)	(0.30)	(0.34)	(0.43)
Distributions (from capital gains)	—		—	—	—	—	—	(0.70)		(0.88)	(0.27)	—	—	—

Total distributions	(0.30)		(0.55)	(0.53)	(0.55)	(0.63)	(0.62)	(1.16)		(1.25)	(0.54)	(0.30)	(0.34)	(0.43)

Net asset value, end of period	$9.05		$9.19	$9.14	$9.37	$9.13	$8.75	$15.84		$16.32	$15.80	$15.67	$14.73	$12.34

Total Return:
Total investment return based on net asset value (1)	1.72%		6.79%	3.26%	8.94%	11.97%	5.43%	4.48%		11.99%	4.53%	8.58%	22.72%	(1.80)%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$43,607		$41,481	$37,067	$30,637	$25,498	$22,395	$97,455		$93,796	$83,368	$74,876	$66,733	$54,428
Ratio of total expenses to average net assets	0.58	%(2)	0.58%	0.59%	0.59%	0.65%	0.61%	0.54	%(2)	0.55%	0.56%	0.56%	0.62%	0.58%
Ratio of net expenses to average net assets	0.58	%(2)	0.58%	0.59%	0.59%	0.65%	0.61%	0.54	%(2)	0.55%	0.56%	0.56%	0.62%	0.58%
Ratio of net investment income to average net assets	6.55	%(2)	6.04%	5.71%	5.98%	7.07%	7.04%	4.08	%(2)	2.98%	2.34%	1.87%	2.35%	2.73%
Portfolio turnover rate	12	%(3)	16%	1%	34%	32%	34%	7	%(3)	24%	24%	26%	24%	18%

Note: Net investment income per share amounts have been calculated based on average shares outstanding for the period.

(1)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, redemption on the last day of the period, and is not annualized for periods less than one year.

(2)	Computed on an annualized basis.

(3)	Not annualized.

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Money Market Portfolio							Blue Chip Portfolio
	2007		2006	2005	2004	2003	2002	2007		2006	2005	2004	2003	2002
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$40.61		$35.27	$35.17	$33.65	$27.22	$34.14
Income From Investment Operations
Net investment income	0.02		0.04	0.02	0.01	0.01	0.01	0.40		0.79	0.70	0.67	0.50	0.46
Net gains (losses) on securities (both realized and unrealized)	—		—	—	—	—	—	2.36		5.25	0.07	1.35	6.38	(6.88)

Total from investment operations	0.02		0.04	0.02	0.01	0.01	0.01	2.76		6.04	0.77	2.02	6.88	(6.42)

Less Distributions
Dividends (from net investment income)	(0.02)		(0.04)	(0.02)	(0.01)	(0.01)	(0.01)	(0.79)		(0.70)	(0.67)	(0.50)	(0.45)	(0.50)
Distributions (from capital gains)	—		—	—	—	—	—	—		—	—	—	—	—

Total distributions	(0.02)		(0.04)	(0.02)	(0.01)	(0.01)	(0.01)	(0.79)		(0.70)	(0.67)	(0.50)	(0.45)	(0.50)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$42.58		$40.61	$35.27	$35.17	$33.65	$27.22

Total Return:
Total investment return based on net asset value (1)	2.38%		4.43%	2.50%	0.74%	0.52%	1.16%	6.91%		17.42%	2.29%	6.07%	25.70%	(19.07)%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$17,432		$8,557	$6,288	$6,592	$6,728	$8,150	$94,971		$90,261	$82,501	$84,960	$79,832	$63,699
Ratio of total expenses to average net assets	0.49	%(2)	0.54%	0.61%	0.56%	0.59%	0.52%	0.29	%(2)	0.31%	0.31%	0.30%	0.36%	0.31%
Ratio of net expenses to average net assets	0.49	%(2)	0.54%	0.61%	0.56%	0.59%	0.52%	0.29	%(2)	0.31%	0.31%	0.30%	0.36%	0.31%
Ratio of net investment income to average net assets	4.76	%(2)	4.37%	2.47%	0.72%	0.53%	1.16%	1.95	%(2)	2.07%	1.98%	2.00%	1.72%	1.50%
Portfolio turnover rate	—	%(3)	—%	—%	—%	—%	—%	—	%(3)	—%	—%	1%	17%	—%

Note: Net investment income per share amounts have been calculated based on average shares outstanding for the period.

(1)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, redemption on the last day of the period, and is not annualized for periods less than one year.

(2)	Computed on an annualized basis.

(3)	Not annualized.

See accompanying notes.

Information on Proxy Voting

EquiTrust Variable Insurance Series Fund (the “Fund”) has delegated the authority to vote proxies related to the Fund’s portfolio securities to the Fund’s investment adviser, EquiTrust Management Services, Inc. (the “Adviser”). A description of the policies and procedures that the Adviser uses in fulfilling this responsibility is available, without charge, upon request by calling 1-877-860-2904. It also appears in the Fund’s Statement of Additional Information, which can be found on the SEC’s website at http://www.sec.gov. The Fund’s proxy voting record for the most recent 12-month period ended June 30, 2007 is available, without charge, by calling the toll-free number listed above or by accessing the SEC’s website.

Form N-Q Disclosure:

The Fund files a complete schedule of portfolio holdings for its first and third quarters of each fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov or may be reviewed and copies at the SEC’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of Form N-Q is also available, without charge, by calling the Fund at 1-877-860-2904.

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedules of Investments.

See Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Company.

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

On November 18, 2004, the registrant adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees. Those procedures specify that shareholders may recommend candidates for board positions by forwarding their correspondence by U.S. mail or courier service to the registrant’s secretary to the attention of the Chairman of the Nominating Committee. Suggestions for candidates for specific positions must be received by such date as established by the Nominating Committee.

Item 11.	Controls and Procedures

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change to the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EquiTrust Variable Insurance Series Fund

By:	/s/ Dennis M. Marker
	Name:	Dennis M. Marker
	Title:	Chief Executive Officer
	Date:	8/20/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis M. Marker
	Name:	Dennis M. Marker
	Title:	Chief Executive Officer
	Date:	8/20/07

By:	/s/ James P. Brannen
	Name:	James P. Brannen
	Title:	Chief Financial Officer
	Date:	8/20/07